Manufacturing and Supply Agreements Manufacturing and Supply Agreements (Narrative) (Details)	Dec. 31, 2019 supplier
Minimum
Manufacturing and Supply Agreement [Line Items]
Manufacturing agreements, number of primary suppliers for each product	1
Maximum
Manufacturing and Supply Agreement [Line Items]
Manufacturing agreements, number of primary suppliers for each product	2